CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 155,039	$ 66,494	$ 106,589	$ 44,652
Cost of revenue	81,529	36,988	60,011	27,300
Gross profit	73,510	29,506	46,578	17,352
Operating expenses:
Research and development	10,587	2,604	4,876	1,545
Sales and marketing	56,293	25,893	41,069	17,256
General and administrative	19,671	4,245	8,403	2,336
Total operating expenses	86,551	32,742	54,348	21,137
Loss from operations	(13,041)	(3,236)	(7,770)	(3,785)
Other expense, net:
Interest expense	(604)	(233)	(316)	(250)
Other income (expense)-net	(213)	157	135	33
Change in fair value of convertible preferred stock warrant liability	(4,740)	(1,093)	(2,308)	(295)
Other expense, net	(5,557)	(1,169)	(2,489)	(512)
Loss before income taxes	(18,598)	(4,405)	(10,259)	(4,297)
Provision for income taxes	(173)	(67)	(84)	(28)
Net loss	$ (18,771)	$ (4,472)	$ (10,343)	$ (4,325)
Basic and diluted net loss per share attributable to common stockholders (in dollars per share)	$ (2.01)	$ (0.56)	$ (1.29)	$ (0.57)
Basic and diluted weighted-average shares used to compute net loss per share attributable to common stockholders (in shares)	9,346	7,971	8,024	7,600